Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-employment benefits plans - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment strategies
Equity securities	€ 963	€ 1,758
Fixed income securities	19,407	17,398
Insurance contracts	841	901
Real estate	1,435	1,332
Short-term investments	833	555
Other	2,701	2,535
Total plan assets	€ 26,180	€ 24,479
Equity securities (as a percent)	4.00%	7.00%
Debt securities (as a percent)	74.00%	71.00%
Insurance contracts (as a percent)	3.00%	4.00%
Real estate (as a percent)	6.00%	5.00%
Short-term investments (as a percent)	3.00%	2.00%
Other (as a percent)	10.00%	11.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 963	€ 1,735
Fixed income securities	19,294	17,195
Short-term investments	758	515
Other	131	114
Total plan assets	21,146	19,559
Unquoted
Investment strategies
Equity securities		23
Fixed income securities	113	203
Insurance contracts	841	901
Real estate	1,435	1,332
Short-term investments	75	40
Other	2,570	2,421
Total plan assets	€ 5,034	€ 4,920